Financial Expenses (Income), Net (Tables)	12 Months Ended
Dec. 31, 2015
Financial Expenses (Income), Net [Abstract]
Schedule of financial expenses (income), net
	Year ended December 31,
	2013	2014	2015

Financial income:
Foreign exchange loss (gain), net	$1,557	$(9,933)	$8,111

Financial expenses:
Interest expense	21,240	-	-
Amortization of discount attribute to convertible loans	206,547	-	-
Change in fair value of embedded conversion feature, warrants, capital note and loans presented at fair value	59,901	235,382	(19,278)
Other	4,978	11,112	10,073

	$291,109	$236,561	$(1,094)